TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Operating loss carry forwards	$ 4,123	$ 5,158
Reserves and tax allowances	3,875	4,052
Total deferred taxes before valuation allowance	7,998	9,210
Valuation allowance	(4,539)	(6,631)
Deferred tax assets, net	3,459	2,579
Deferred tax liabilities:	182	190
Net deferred tax assets	3,277	2,389
Foreign Tax Authority [Member]
Deferred tax assets:
Net deferred tax assets	$ 3,277	$ 2,389